Fair Value and Fair Value Hierarchy of Financial Instruments - Summary of Significant Unobservable Inputs to Valuation of Financial Instruments (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Measurement Input, Price Volatility [Member] | Multiple EVA [Member] | Unlisted Equity Investment E [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation technique	Multiple/ EVA	Multiple/ EVA
Significant unobservable input	Equity volatility	Equity volatility
Range or estimate	69.60	69.60
Measurement Input, Price Volatility [Member] | Multiple EVA [Member] | Unlisted Equity Investment H [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation technique			Multiple/ EVA
Significant unobservable input			Equity volatility
Range or estimate			75.29
Measurement Input, Price Volatility [Member] | Multiple EVA [Member] | Unlisted Equity Investment I [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation technique			Multiple/ EVA
Significant unobservable input			Equity volatility
Range or estimate			48.52
Measurement Input, Price Volatility [Member] | Monte Carlo Stimulation Method [Member] | Derivative Financial Instruments, Assets [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation technique		MCS	MCS
Significant unobservable input		Volatility of Underlying Assets	Volatility of Underlying Assets
Range or estimate		49.78	35.95
Measurement Input, Price Volatility [Member] | Binomial Option Pricing Model [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation technique			Binomial option pricing model
Significant unobservable input			Volatility
Range or estimate			46.21
Measurement Input, Discount Rate [Member] | Unlisted Equity Investment J [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable input			Discount of lack of marketability
Range or estimate			45
Measurement Input, Discount Rate [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable input			Discount rate
Range or estimate			12.52
Measurement Input, Discount Rate [Member] | Valuation, Income Approach [Member] | Movie Income Right Investments [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation technique	Income approach	Income approach
Significant unobservable input	Discount rate	Discount rate
Net Asset Value Method [Member] | Measurement Input Net Asset Value Method [Member] | Unlisted Equity Investment D [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation technique		Net asset value method	Net asset value method
Significant unobservable input		Net asset value	Net asset value
Median Forward PE multiple of peers [Member] | Unlisted Equity Investment H [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable input			Median Forward P/E multiple of peers
Range or estimate			2.10
Median Forward PE multiple of peers [Member] | Unlisted Equity Investment I [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable input			Median Forward P/E multiple of peers
Range or estimate			18.97
Average PE multiple of peers [Member] | Multiple EVA [Member] | Unlisted Equity Investment J [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation technique			Multiple/ EVA
Significant unobservable input			Average P/E multiple of peers
Range or estimate			61.29
Minimum [Member] | Measurement Input, Discount Rate [Member] | Valuation, Income Approach [Member] | Movie Income Right Investments [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Range or estimate	10.40	10.40
Maximum [Member] | Measurement Input, Discount Rate [Member] | Valuation, Income Approach [Member] | Movie Income Right Investments [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Range or estimate	12.59	12.59